Income Taxes - Schedule of Movement in Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Balance at the beginning of the year	$ 60,364	$ 48,255
Recognized in net loss	2,463	(1,819)
Recognized in other comprehensive income (loss) - foreign currency translation adjustment	(7,310)	15,338
Recognized in other comprehensive income (loss) - tax effect on Gold Notes	(506)	(1,410)
Balance at the end of the year	$ 55,011	$ 60,364